DECONSOLIDATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2011
DECONSOLIDATION OF SUBSIDIARIES
4.	DECONSOLIDATION OF SUBSIDIARIES

In January 2011, a third party individual injected RMB3,000,000 (US$476,652) to Juxi Network, and obtained 17.65% of Juxi Network’s equity, which decreased Zhengduo Information’s equity interest from 50.98% to 41.98%. Upon the loss of control, Zhengduo Information recognized a gain of RMB4,993,146 (US$793,331), representing the difference between the fair value of the equity investment amounting to RMB6,128,039 (US$973,647) and pro rata portion of the investment retained of RMB1,134,893 (US$180,316). The fair value of the retained equity interest was derived from the sale price of the Group’s 17.65% interest to the individual adjusted for a discount for a lack of control. Gain on the deconsolidation of Juxi Network is included in “Other (expense) income, net” in the accompanying consolidated statement of operations and comprehensive income.

In February 2011, an individual who was a shareholder of Juxian Network injected RMB1,000,000 (US$158,884) to Juxian Network, which decreased Zhengduo Information’s equity interest of Juxian from 51.00% to 40.80%. Upon the loss of control, Zhengduo Information did not recognize any significant gain.